Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Property, Plant and Equipment
9.	Property, Plant and Equipment

The gross carrying amount and accumulated depreciation of property, plant and equipment at the end of each period was as follows:

	December 27, 2013	September 27, 2013
Property, plant and equipment, gross	$1,896.3	$1,873.7
Less: accumulated depreciation	(899.0)	(876.3)

Property, plant and equipment, net	$997.3	$997.4

Depreciation expense for property, plant and equipment was $26.3 million and $24.8 million during the three months ended December 27, 2013 and December 28, 2012, respectively. Depreciation expense included depreciation on demonstration equipment of $1.1 million and $0.8 million for the three months ended December 27, 2013 and December 28, 2012, respectively. Demonstration equipment was included within other assets on the unaudited condensed consolidated balance sheets.

10.	Property, Plant and Equipment

The gross carrying amount and accumulated depreciation of property, plant and equipment at the end of each period was as follows:

	September 27, 2013	September 28, 2012
Land	$60.4	$60.0
Buildings	316.6	297.3
Capitalized software	76.4	59.9
Machinery and equipment	1,226.6	1,152.8
Construction in process	193.7	181.4

	1,873.7	1,751.4
Less: accumulated depreciation	(876.3)	(806.2)

Property, plant and equipment, net	$997.4	$945.2

The amounts above include property under capital leases of $17.8 million and $17.0 million at September 27, 2013 and September 28, 2012, respectively, consisting primarily of buildings. Accumulated amortization of capitalized lease assets was $15.8 million and $14.3 million at the end of fiscal 2013 and 2012, respectively.

Depreciation expense, including amounts related to capitalized leased assets, was $104.2 million, $103.6 million and $92.8 million for fiscal 2013, 2012 and 2011, respectively. Depreciation expense includes depreciation on demonstration equipment of $3.6 million, $3.4 million and $3.9 million for fiscal 2013, 2012 and 2011, respectively. Demonstration equipment is included within other assets on the consolidated and combined balance sheets.